Summary of Significant Accounting Policies (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Prior Period Adjustment
Prior period reclassification adjustment	$ 2.6	$ 2.2
Accounting changes

Out-of-Period Adjustments

During 2012, we identified errors in the consolidated financial statements related to prior years. The errors were primarily attributable to the misapplication of guidance in accounting for and clerical errors related to the Hellweg 2 investment and lease intangibles. We concluded that these adjustments were not material, individually or in the aggregate, to our results for this or any of the prior periods and, as such, we recorded an out-of-period adjustment to increase our income from operations by $2.6 million.

During the second quarter of 2011, we identified an error in the consolidated financial statements related to the year 2010 through the first quarter of 2011. The error relates to the recognition of lease revenues in connection with an operating lease in 2010 and the first quarter of 2011. We concluded this adjustment, which totaled $2.2 million, was not material to our results for the prior year periods or the quarter ended June 30, 2011, and as such, this cumulative change was recorded in the statement of operations in the second quarter of 2011 as an out-of-period adjustment of $2.2 million.